Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity

Note 9. Equity

For the quarter ended March 31, 2013, equity related transactions were as follows:

•	In January 2013, 125,000 shares of common stock were sold and 975 additional commitment shares were issued to Lincoln Park under the $1.5 million purchase agreement for net proceeds of $142,400.

•	365,263 shares of common stock were issued in connection with the conversion of the January 2013 and July 2012 Notes (see Note 7).

•	In February 2013, Opexa sold an aggregate of 167,618 shares of common stock under the ATM Agreement for gross proceeds of $536,417.

•

On February 11, 2013, Opexa sold an aggregate of 1,083,334 units in a registered offering, with each unit consisting of one share of common stock and a warrant to purchase half (0.5) a share of common stock, at a price of $3.00 per unit, for gross proceeds of $3,250,002. The shares of common stock and warrants were immediately separable and were issued separately such that no units were issued. The warrants are exercisable immediately upon issuance, have a four-year term and an exercise price of $3.00 per share. A fee of 6.0% of the gross proceeds was paid to the placement agent.

For the quarter ended March 31, 2013, $350,530 was netted against additional paid in capital as stock offering costs.

Note 11. Equity

Summary information regarding equity related transactions for the years ended December 31, 2011 and December 31, 2012 is as follows:

During 2011, equity related transactions were as follows:

•

In January 2011, 96,189 shares of common stock were sold under the Continuous Offering Program Agreement dated May 14, 2010 (the “2010 ATM Agreement”) for net proceeds of $1,066,286. Compensation and fees totaling $10,826 was paid to the placement agent with respect to the shares sold. The 2010 ATM Agreement was subsequently terminated by Opexa on February 7, 2011.

•

In February 2011, an aggregate of 1,036,622 units were sold in a public offering, with each unit consisting of one share of common stock and a warrant to purchase four-tenths (0.40) of a share of common stock, at a price to the public of $2.05 per unit, for gross proceeds of $8,500,325. The shares of common stock and warrants were immediately separable and were issued separately such that no units were issued. The warrants were exercisable immediately upon issuance, have a five-year term and an exercise price of $10.44 per share. Net proceeds from this offering were approximately $7,551,891 after deducting underwriting discounts and commissions and other estimated offering expenses. The offering closed on February 11, 2011.

•	12,576 shares of common stock valued at their fair value of $87,028 were issued to a consultant in exchange for services.

During 2012, equity related transactions were as follows:

•

In November 2012, Opexa entered into two purchase agreements with Lincoln Park pursuant to which the Company has the right to sell to Lincoln Park an aggregate of up to $16.5 million in shares of common stock, subject to certain conditions and limitations. As consideration for its commitment to purchase shares of common stock pursuant to the $1.5 million purchase agreement, Opexa issued to Lincoln Park 56,507 shares of common stock with a fair value of $149,131.

•	In November and December 2012, 265,000 shares of common stock were sold and 2,610 additional commitment shares were issued to Lincoln Park for net proceeds of $333,970.

•	In December 2012, 163,224 shares of common stock were issued to the Noteholders of the July 2012 Notes as payment of accrued interest.